Fair Value Measurements - Summary of Financial Assets and Liabilities to Fair Value Measurement On Recurring Basis and Level of Input Measurement (Detail) - Fair Value, Recurring Basis - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Financial assets:
Fair value measurements	$ 151,461,000	$ 0
Money Market Fund
Financial assets:
Fair value measurements	28,716,000
U.S. Treasury Bills
Financial assets:
Fair value measurements	13,973,000
Corporate Debt Securities
Financial assets:
Fair value measurements	36,570,000
Commercial Paper
Financial assets:
Fair value measurements	24,777,000
U.S. Government Bonds
Financial assets:
Fair value measurements	22,482,000
Asset Backed Securities
Financial assets:
Fair value measurements	24,943,000
Level 1
Financial assets:
Fair value measurements	42,689,000
Level 1 | Money Market Fund
Financial assets:
Fair value measurements	28,716,000
Level 1 | U.S. Treasury Bills
Financial assets:
Fair value measurements	13,973,000
Level 2
Financial assets:
Fair value measurements	108,772,000
Level 2 | Corporate Debt Securities
Financial assets:
Fair value measurements	36,570,000
Level 2 | Commercial Paper
Financial assets:
Fair value measurements	24,777,000
Level 2 | U.S. Government Bonds
Financial assets:
Fair value measurements	22,482,000
Level 2 | Asset Backed Securities
Financial assets:
Fair value measurements	$ 24,943,000